UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01660

Prudential’s Gibraltar Fund, Inc.

Exact name of registrant as specified in charter:

Address of principal executive offices:

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Registrant’s telephone number, including area code: 973-367-7521

Date of fiscal year end: 12/31/2010

Date of reporting period: 6/30/2010

Item 1 – Reports to Stockholders

PRUDENTIAL’S FINANCIAL SECURITY PROGRAM	SEMIANNUAL REPORT	JUNE 30, 2010

Prudential’s Gibraltar Fund, Inc.

0158089-00002-00

This report is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus and current performance results. Investors should carefully consider the contract and the Fund’s investment objective, risks, and charges and expenses before investing. The contract and the Fund prospectus contain information relating to investment objectives, risks, and charges and expenses, as well as other important information. Read them carefully before investing or sending money.

This report must be preceded or accompanied by the current prospectus for the Gibraltar Fund. The prospectus contains information on the investment objectives, risks, and charges and expenses and should be read carefully.

A description of the Fund’s proxy voting policies and procedures is available, without charge, upon request. Planholders should call 888-778-2888 to obtain descriptions of the Fund’s proxy voting policies and procedures. The description is also available on the website of the Securities and Exchange Commission (the “Commission”) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Commission at www.sec.gov and on the Fund’s website.

The Fund files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call 1-800-SEC-0330. Planholders may obtain copies of Form N-Q filings by calling 888-778-2888.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge upon request by calling 800-778-2255.

Prudential’s Gibraltar Fund, Inc. Table of Contents	Semiannual Report	June 30, 2010

■	LETTER TO PLANHOLDERS

■	PRESENTATION OF PORTFOLIO HOLDINGS

■	FEES AND EXPENSES TABLE

■	FINANCIAL REPORTS
A1	Schedule of Investments and Financial Statements
B1	Notes to Financial Statements
C1	Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

Prudential’s Gibraltar Fund, Inc. Letter to Planholders	June 30, 2010

■	DEAR PLANHOLDER

Our primary objective at Prudential is to help investors achieve and maintain long-term financial success. This Prudential’s Gibraltar Fund semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 130 years. The quality of our businesses and risk diversification has enabled us to manage effectively through volatile markets over time. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is your best resource to make the most informed investment decisions to help meet your needs. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Diversification does not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Stephen Pelletier

President,

Prudential’s Gibraltar Fund, Inc.	July 30, 2010

PRESIDENT

STEPHEN PELLETIER

Prudential’s Gibraltar Fund, Inc. Presentation of Portfolio Holdings — unaudited	June 30, 2010

Prudential’s Gibraltar Fund, Inc.
Five Largest Holdings	(% of Net Assets)
Apple, Inc.	5.6%
Google, Inc. (Class A Stock)	4.6%
Cisco Systems, Inc.	4.4%
NIKE, Inc. (Class B Stock)	3.7%
Medco Health Solutions, Inc.	3.2%

For a complete listing of holdings, refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Prudential’s Gibraltar Fund, Inc. Fees and Expenses — unaudited	June 30, 2010

As a Planholder investing in the Fund through a variable contract, you incur ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your contract. If contract charges were included, the costs shown below would be higher. Please consult your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Fund expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Fund expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Prudential’s Gibraltar Fund, Inc.		Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period
Prudential’s Gibraltar Fund, Inc.	Actual	$1,000.00	$886.00	0.61%	$2.85
	Hypothetical	$1,000.00	$1,021.77	0.61%	$3.06

Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2010, and divided by the 365 days in the Portfolio's fiscal year ended December 31, 2010 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

PRUDENTIAL’S GIBRALTAR FUND, INC.

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 95.1%
COMMON STOCKS	Shares	Value (Note 1)
Aerospace & Defense — 6.0%
Boeing Co. (The)	31,656	$1,986,414
Precision Castparts Corp.	21,147	2,176,449
United Technologies Corp.	54,690	3,549,928

		7,712,791

Air Freight & Logistics — 1.6%
Expeditors International of Washington, Inc.	61,600	2,125,816

Auto Components — 1.2%
Johnson Controls, Inc.	56,217	1,510,551

Automobiles — 0.9%
Harley-Davidson, Inc.	54,400	1,209,312

Biotechnology — 0.8%
Gilead Sciences, Inc.(a)	28,300	970,124

Capital Markets — 5.8%
Charles Schwab Corp. (The)	250,058	3,545,822
Goldman Sachs Group, Inc. (The)	9,850	1,293,009
Lazard Ltd. (Class A Stock)	52,691	1,407,377
Morgan Stanley	54,204	1,258,075

		7,504,283

Communications Equipment — 4.4%
Cisco Systems, Inc.(a)	268,700	5,725,997

Computers & Peripherals — 8.7%
Apple, Inc.(a)	28,830	7,251,610
Hewlett-Packard Co.	92,497	4,003,270

		11,254,880

Construction & Engineering — 0.6%
Quanta Services, Inc.(a)	39,900	823,935

Diversified Financial Services — 1.8%
JPMorgan Chase & Co.	63,000	2,306,430

Electronic Equipment & Instruments — 1.2%
Agilent Technologies, Inc.(a)	56,315	1,601,036

Energy Equipment & Services — 2.8%
Schlumberger Ltd.	66,100	3,657,974

Food & Staples Retailing — 1.4%
Costco Wholesale Corp.	32,200	1,765,526

Food Products — 2.5%
Unilever PLC (United Kingdom), ADR	122,310	3,269,346

Healthcare Equipment & Supplies — 5.3%
Alcon, Inc.	23,650	3,504,694
Covidien PLC	82,100	3,298,778

		6,803,472

Healthcare Providers & Services — 4.5%
Express Scripts, Inc.(a)	35,800	1,683,316
Medco Health Solutions, Inc.(a)	76,325	4,203,981

		5,887,297

Hotels, Restaurants & Leisure — 1.2%
Starbucks Corp.	64,700	1,572,210

Household Products — 1.7%
Colgate-Palmolive Co.	28,074	2,211,108

COMMON STOCKS (continued)	Shares	Value (Note 1)
Industrial Conglomerates — 1.2%
Koninklijke Philips Electronics NV (Netherlands), ADR	50,931	$1,519,781

Internet & Catalog Retail — 1.5%
Amazon.com, Inc.(a)	18,100	1,977,606

Internet Software & Services — 4.6%
Google, Inc. (Class A Stock)(a)	13,500	6,006,825

IT Services — 6.2%
Mastercard, Inc. (Class A Stock)	19,600	3,910,788
Visa, Inc. (Class A Stock)	57,783	4,088,147

		7,998,935

Machinery — 2.1%
Cummins, Inc.	19,868	1,294,003
Ingersoll-Rand PLC	41,700	1,438,233

		2,732,236

Media — 3.1%
Walt Disney Co. (The)	129,000	4,063,500

Multiline Retail — 3.7%
Dollar General Corp.(a)	48,744	1,342,897
Target Corp.	69,900	3,436,983

		4,779,880

Oil, Gas & Consumable Fuels — 3.8%
Occidental Petroleum Corp.	36,500	2,815,975
Southwestern Energy Co.(a)	55,700	2,152,248

		4,968,223

Pharmaceuticals — 5.8%
Abbott Laboratories	45,232	2,115,953
Roche Holding AG (Switzerland), ADR	50,200	1,721,860
Shire PLC (Ireland), ADR	15,952	979,134
Teva Pharmaceutical Industries Ltd. (Israel), ADR	51,300	2,667,087

		7,484,034

Road & Rail — 1.3%
Union Pacific Corp.	24,733	1,719,191

Semiconductors & Semiconductor Equipment — 1.3%
Intel Corp.	86,301	1,678,554

Software — 2.6%
Adobe Systems, Inc.(a)	104,300	2,756,649
Microsoft Corp.	25,800	593,658

		3,350,307

Specialty Retail — 1.8%
Home Depot, Inc. (The)	83,929	2,355,887

Textiles, Apparel & Luxury Goods — 3.7%
NIKE, Inc. (Class B Stock)	71,700	4,843,335

TOTAL LONG-TERM INVESTMENTS (cost $101,915,687)		123,390,382

SEE NOTES TO FINANCIAL STATEMENTS.

A1

PRUDENTIAL’S GIBRALTAR FUND, INC. (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

	Shares	Value (Note 1)
SHORT-TERM INVESTMENT — 4.9%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $6,398,021; Note 3)(b)	6,398,021	$6,398,021

TOTAL INVESTMENTS — 100.0% (cost $108,313,708; Note 5)		129,788,403
OTHER ASSETS IN EXCESS OF LIABILITIES		16,310

NET ASSETS — 100.0%		$129,804,713

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	Prudential Investments LLC, the Manager of the Fund, also serves as Manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$123,390,382	$—	$—
Affiliated Money Market Mutual Fund	6,398,021	—	—

Total	$129,788,403	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.
The Fund did not have any transfers in and transfers out Level 2 fair value hierarchy during the reporting period.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2010 were as follows:

Computers & Peripherals	8.7%
IT Services	6.2
Aerospace & Defense	6.0
Capital Markets	5.8
Pharmaceuticals	5.8
Healthcare Equipment & Supplies	5.3
Affiliated Money Market Mutual Fund	4.9
Internet Software & Services	4.6
Healthcare Providers & Services	4.5
Communications Equipment	4.4
Oil, Gas & Consumable Fuels	3.8
Multiline Retail	3.7
Textiles, Apparel & Luxury Goods	3.7
Media	3.1
Energy Equipment & Services	2.8
Software	2.6
Food Products	2.5
Machinery	2.1
Diversified Financial Services	1.8
Specialty Retail	1.8
Household Products	1.7
Air Freight & Logistics	1.6
Internet & Catalog Retail	1.5
Food & Staples Retailing	1.4
Road & Rail	1.3
Semiconductors & Semiconductor Equipment	1.3
Auto Components	1.2
Electronic Equipment & Instruments	1.2
Hotels, Restaurants & Leisure	1.2
Industrial Conglomerates	1.2
Automobiles	0.9
Biotechnology	0.8
Construction & Engineering	0.6

100.0
Other assets in excess of liabilities	— *

100.0%

*	Less than 0.05%.

SEE NOTES TO FINANCIAL STATEMENTS.

A2

PRUDENTIAL’S GIBRALTAR FUND, INC. (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS
Unaffiliated investments (cost $101,915,687)	$123,390,382
Affiliated investments (cost $6,398,021)	6,398,021
Cash	2,919
Dividends receivable	70,684
Foreign tax reclaim receivable	34,780
Prepaid expenses	230

Total Assets	129,897,016

LIABILITIES
Management fee payable	64,133
Accrued expenses and other liabilities	28,170

Total Liabilities	92,303

NET ASSETS	$129,804,713

Net assets were comprised of:
Common stock, at $0.01 par value	$154,676
Paid-in capital, in excess of par	157,507,110

157,661,786
Undistributed net investment income	403,388
Accumulated net realized loss on investment transactions	(49,735,156)
Net unrealized appreciation on investments	21,474,695

Net assets, June 30, 2010	$129,804,713

Net asset value and redemption price per share, 15,467,626 outstanding shares of common stock (authorized 75,000,000 shares)	$8.39

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Dividends (net of $33,393 foreign withholding tax)	$819,762
Affiliated dividend income	7,315

827,077

EXPENSES
Management fee	415,340
Custodian’s fees	23,000
Audit fee	9,000
Directors’ fees	5,000
Legal fees and expenses	3,000
Insurance expenses	1,000
Miscellaneous	5,300

Total expenses	461,640

NET INVESTMENT INCOME	365,437

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	5,994,571
Net change in unrealized appreciation (depreciation) on investments	(23,319,136)

NET LOSS ON INVESTMENTS	(17,324,565)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(16,959,128)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$365,437	$759,666
Net realized gain (loss) on investment transactions	5,994,571	(1,336,374)
Net change in unrealized appreciation (depreciation) on investments	(23,319,136)	48,184,740

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(16,959,128)	47,608,032

DIVIDENDS:
Dividends from net investment income	—	(723,786)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [2,679 and 0 shares, respectively]	25,910	—
Capital stock issued in reinvestment of dividends [0 and 83,704 shares, respectively]	—	723,786
Capital stock repurchased [1,170,034 and 2,592,260 shares, respectively]	(10,854,835)	(19,983,776)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	(10,828,925)	(19,259,990)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(27,788,053)	27,624,256
NET ASSETS:
Beginning of period	157,592,766	129,968,510

End of period(a)	$129,804,713	$157,592,766

(a) Includes undistributed net investment income of:	$403,388	$37,951

SEE NOTES TO FINANCIAL STATEMENTS.

A3

NOTES TO THE FINANCIAL STATEMENTS OF

PRUDENTIAL’S GIBRALTAR FUND, INC.

(Unaudited)

Prudential’s Gibraltar Fund, Inc. (the “Fund”) was originally incorporated in the State of Delaware on March 14, 1968 and was reincorporated in the State of Maryland effective May 1, 1997. It is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The investment objective of the fund is growth of capital to the extent compatible with a concern for preservation of principal by investing in common stocks and other securities convertible into common stock. The Fund was organized by The Prudential Insurance Company of America (“PICA”) to serve as the investment medium for the variable contract accounts of The Prudential Financial Security Program (“FSP”). The Fund does not sell its shares to the public. The accounts will redeem shares of the Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts.

Note 1:	Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation:    Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair value of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate the net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized and unrealized gains and losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Dividends and Distributions:    The fund expects to pay dividends of net investment income semi-annually and distributions of net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in-capital in excess of par, as appropriate.

Taxes:    It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

B1

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates:    The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 2:	Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Fund. PI pays for the services of Jennison, compensation of officers of the Fund, costs related to shareholder reporting, occupancy and certain clerical and administrative expenses of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of 0.55% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as distributor of the shares of the Fund. No distribution or service fees are paid to PIMS as distributor of shares of the Fund.

PI, PICA, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”)

Note 3:	Other Transactions with Affiliates

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Fund”), a portfolio of the Prudential Investment Portfolios 2. The Fund is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. Earnings from the Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4:	Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2010, were $33,388,910 and $48,426,816, respectively.

Note 5:	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2010 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$110,063,668	$23,457,470	$(3,732,735)	$19,724,735

The difference between book basis and tax basis is attributable to deferred losses on wash sales.

For federal income tax purposes, the Fund had a capital loss carryforward at December 31, 2009 of approximately $53,516,000 of which, $14,844,000 expires in 2010, $12,936,000 expires in 2011, $20,999,000 expires in 2016 and $4,737,000 expires in 2017. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. It is uncertain whether the Fund will be able to realize the full benefit prior to the expiration dates.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2010, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statues of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

B2

Note 6.	Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. The Funds pay a commitment fee of 0.15% of the unused portion of the SCA. The expiration date of the SCA will be October 20, 2010. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the SCA during the six months ended June 30, 2010.

Note 7.	New Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

Note 8.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements are issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

B3

Financial Highlights

(Unaudited)

	Prudential’s Gibraltar Fund, Inc.
	Six Months Ended June 30, 2010		Year Ended December 31,
			2009	2008	2007	2006	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.47		$6.79	$10.56	$9.53	$9.10	$8.17

Income (Loss) From Investment Operations:
Net investment income	.02		.04	.06	.09	.05	.03
Net realized and unrealized gain (loss) on investments	(1.10)		2.68	(3.76)	1.02	.43	.93

Total from investment operations	(1.08)		2.72	(3.70)	1.11	.48	.96

Less Dividends:
Dividends from net investment income	—		(.04)	(.07)	(.08)	(.05)	(.03)

Net Asset Value, end of period	$8.39		$9.47	$6.79	$10.56	$9.53	$9.10

Total Return(a):	(11.40)%		40.15%	(35.21)%	11.72%	5.32%	11.74%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$129.8		$157.6	$130.0	$223.5	$222.3	$234.7
Ratios to average net assets(b):
Expenses	.61	%(c)	.61%	.60%	.59%	.60%	.62%
Net investment income	.48	%(c)	.54%	.65%	.83%	.53%	.29%
Portfolio turnover rate	23	%(d)	56%	67%	57%	62%	76%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(b)	Does not include expenses of the underlying fund in which the Fund invests.

(c)	Annualized.

(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Prudential’s Gibraltar Fund, Inc.

Approval of Advisory Agreements

The Fund’s Board of Directors

The Board of Directors (the “Board”) of Prudential’s Gibraltar Fund, Inc. (the “Fund”) consists of nine individuals, six of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established three standing committees: the Audit Committee, the Governance Committee, and the Compliance Committee. Each committee is chaired by an Independent Director.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 23-24, 2010 and approved the renewal of the agreements through July 31, 2011, after concluding that renewal of the agreements was in the best interest of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparisons with other mutual funds in a relevant Peer Universe and Peer Group. The mutual funds included in the Peer Universe or Peer Group was objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over the one-, three-, five- and ten-year periods ended December 31, 2009, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 23-24, 2010.

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the best interest of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and Jennison. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund accounting, recordkeeping, compliance, and other services to the Fund. The Board also considered that PI pays the salaries of all of the officers and non-independent Directors of the Fund (except that the Fund pays the fees of any non-independent Director who is also treated as a non-management Director). With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered the investment subadvisory services provided by Jennison, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and Jennison, and also reviewed the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and Jennison. The Board noted that Jennison is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and Jennison under the management and subadvisory agreements.

Performance of the Fund

The Board received and considered information about the Fund’s historical performance. The Board considered that the Fund’s gross performance in relation to its Peer Universe (the Lipper VIP Large-Cap Core Funds Performance Universe) was in the first quartile over the one-, three- and five-year periods, and in the second quartile over the ten- year-period. The Board also considered that the Fund outperformed its benchmark index over all periods. The Board concluded that, in light of the Fund’s competitive performance, it would be in the interest of the Fund and its shareholders to renew the agreements.

Fees and Expenses

The Board considered that the Fund’s actual management fee (which reflects any subsidies, expense caps or waivers) and total expenses both ranked in the Expense Group’s first quartile. The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the advisory fee schedule for the Fund does not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. However, because of the nature of PI’s business, the Board could not reach definitive conclusions as to whether PI might realize economies of scale or how great they may be. In light of the Fund’s current size and expense structure, the Board concluded that the absence of breakpoints in the Fund’s fee schedule is acceptable at this time.

Other Benefits to PI and Jennison

The Board considered potential ancillary benefits that might be received by PI and Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, compensation received by insurance company affiliates of PI from Jennison, as well as benefits to the reputation or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included the ability to use soft dollar credits, brokerage commissions received by affiliates of Jennison, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits derived by PI and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

After full consideration of these factors, the Board concluded that the approval of the agreements was in the interest of the Fund and its shareholders.

Variable contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. For costs and complete details, refer to your contract or contact your licensed financial professional. Contract guarantees are based on the claims-paying ability of the issuing company.

Prudential’s Financial Security Program is issued by The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102-3777. Prudential’s Gibraltar Fund, Inc. is distributed by Prudential Investment Management Services LLC (PIMS), Three Gateway Center, 14th Floor, Newark, NJ 07102-4077, member SIPC. Both are Prudential Financial companies. Each is solely responsible for its own financial condition and contractual obligations.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3777

Presorted

Standard

U.S. Postage

PAID

Prudential

The 2009 Audited Financial Statements of The Prudential Insurance Company of America are available. You may call 888-778-2888 to obtain a free copy of the Audited Financial Statements.

For service-related questions, please contact the Annuity Service Center at 888-778-2888.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (“householding”) in lieu of sending a copy to each Contract Owner who resides in the household. You should be aware that by calling 877-778-5008, you can revoke or “opt out” of householding at any time.

Prudential Investments, Prudential, the Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

0158089-00002-00    FSP SAR

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Prudential’s Gibraltar Fund, Inc.

By:	/s/ DEBORAH A. DOCS
Deborah A. Docs
Secretary

Date: August 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ STEPHEN PELLETIER
Stephen Pelletier
President and Principal Executive Officer

Date: August 16, 2010

By:	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date: August 16, 2010